Annual Total Returns - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio - VIP Asset Manager Portfolio - Initial Class
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.83%
Annual Return 2015	0.14%
Annual Return 2016	3.14%
Annual Return 2017	14.03%
Annual Return 2018	(5.35%)
Annual Return 2019	18.25%
Annual Return 2020	14.87%
Annual Return 2021	9.92%
Annual Return 2022	(14.94%)
Annual Return 2023	12.94%